Term Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Term Deposit [Abstract]
Schedule of Term Deposits

	As at March 31
Particulars	2025	2026
Term deposits	254,416	358,001
Total	254,416	358,001

Non-current	2,130	17,704
Current	252,286	340,297
Total	254,416	358,001